UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            08/12/08
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $742,341
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.               028-11626                      Indus Partners, LLC
----       ----------------------               ------------------------------


                                                         FORM 13F INFORMATION TABLE
Column 1                        Column 2          Column 3     Column 4       Column 5     Column 6    Column 7         Column 8
--------                        --------          --------     --------       --------     --------    --------         --------

                                                                VALUE     SHRS OR  PUT/    INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (X$1000)   PRN AMT  CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
CHEVRON CORP NEW                COM               166764100    25278.15    255000  CALL    SHARED       1          0     255000  0
CHINA DIGITAL TV HLDG CO LTD    SPONSORED ADR     16938G107       16174   1162760          SHARED       1          0    1162760  0
CHINA LIFE INS CO LTD           SPON ADR REP H    16939P106       20455    392000          SHARED       1          0     392000  0
CITIGROUP INC                   COM               172967101        1463     87300          SHARED       1          0      87300  0
CONOCOPHILLIPS                  COM               20825C104        3077     32600          SHARED       1          0      32600  0
CONOCOPHILLIPS                  COM               20825C104      117988   1250000  CALL    SHARED       1          0    1250000  0
SELECT SECTOR SPDR TR           SBI INT-ENERGY    81369Y506       53088    600000  CALL    SHARED       1          0     600000  0
SELECT SECTOR SPDR TR           SBI INT-FINL      81369Y605        1894     93500          SHARED       1          0      93500  0
SELECT SECTOR SPDR TR           SBI INT-FINL      81369Y605       10535    520000  CALL    SHARED       1          0     520000  0
FIRST SOLAR INC                 COM               336433107       37240    136500  PUT     SHARED       1          0     136500  0
HSBC HLDGS PLC                  SPON ADR NEW      404280406       44179    576000  PUT     SHARED       1          0     576000  0
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR     456788108       23903    550000  CALL    SHARED       1          0     550000  0
ISHARES TR                      MSCI EMERG MKT    464287234       57002    420000  PUT     SHARED       1          0     420000  0
ISHARES TR                      MSCI BRAZIL       464286400       15179    170000  PUT     SHARED       1          0     170000  0
MACQUARIE INFRASTR CO LLC       MEMBERSHIP INT    55608B105        1983     78400          SHARED       1          0      78400  0
MARATHON OIL CORP               COM               565849106        2230     43000          SHARED       1          0      43000  0
MARATHON OIL CORP               COM               565849106       20748    400000  CALL    SHARED       1          0     400000  0
SHUFFLE MASTER INC              COM               825549108        3250    657812          SHARED       1          0     657812  0
SPDR TR                         UNIT SER 1        78462F103      286675   2240000  PUT     SHARED       1          0    2240000  0


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